Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of common stock

At June 30, 2022 and December 31, 2021 common stock reserved for future issuances was as follows:

	June 30,	December 31,
	2022	2021
Common stock issued upon option exercise and RSUs vesting	20,000,493	13,486,708
Conversion of all classes of redeemable convertible preferred stock	—	48,566,655
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	—	1,836,429
Issuances upon exercise of common stock warrants	24,333,365	1,353,062
Earnout shares	23,482,845	—
Total common stock reserved for future issuance	67,816,703	65,242,854

Gelesis
Schedule of common stock

	At December 31,
	2021	2020
Common stock options and RSUs outstanding	5,203,174	5,034,858
Conversion of all classes of redeemable convertible preferred stock	18,736,936	18,446,525
Issuances upon exercise of warrants to purchase Series A-1, upon conversion to common warrants	—	74,784
Issuances upon exercise of warrants to purchase Series A-3, upon conversion to common warrants	—	238,189
Issuances upon exercise of warrants to purchase Series A-4, upon conversion to common warrants	708,493	708,493
Issuances upon exercise of common stock warrants	522,009	522,009
Total common stock reserved for future issuance	25,170,612	25,024,858